ADVANCES RECEIVABLE AND PREPAID EXPENSES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2019 USD ($)
Trade And Other Receivables [Line Items]
Principal amount of unsecured loan		$ 65,896	$ 60,506
Non-interest bearing, unsecured balance receivable		43,939	23,629
Harmanized Sales Tax refunds		25,417	26,389
Kilo Goldmines Ltd [Member]
Trade And Other Receivables [Line Items]
Principal amount of unsecured loan	$ 65,000			$ 49,146
Interest rate	8.00%
Interest accrued		$ 16,750	$ 12,516